Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Feb. 12, 2025	Dec. 31, 2024
Cash	$ 0		$ 0
Archimedes Tech SPAC Partners II Co [Member]
Cash	1,077,839		1,362,766		$ 0
Cash Equivalents, at Carrying Value	0		0		0
Asset, Held-in-Trust, Noncurrent	242,002,931		239,860,969		$ 0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 117,194	117,194
Payments of Stock Issuance Costs	75,000	$ 283,747	283,747
Accounts Payable and Accrued Liabilities, Noncurrent	$ 8,050,000		$ 8,050,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	11,920,000		11,920,000
Public Warrants [Member] | Archimedes Tech SPAC Partners II Co [Member]
Warrants and Rights Outstanding	$ 1,725,000		$ 1,725,000
Warrants and Rights Outstanding, Fair Value Per Share	$ 0.15			$ 0.15
Initial Public Offering and Private Placement [Member] | Archimedes Tech SPAC Partners II Co [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 13,175,520
Payments of Stock Issuance Costs	4,600,000		4,600,000
Accounts Payable and Accrued Liabilities, Noncurrent	8,050,000		8,050,000
Other Expenses	$ 525,520		$ 525,520